Other Changes in Plan Assets and Benefit Obligations Recognized in AOCI (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	$ 88,607	$ (23,364)	$ 55,662
Net prior service (credit)	357	(37)	(161)
Amortization	(2,649)	(5,017)	(1,857)
Total recognized in AOCI	86,315	(28,418)	53,644
Total recognized in net periodic benefit cost and AOCI	108,722	(5,235)	73,249
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	1,445	(2,709)	1,601
Net prior service (credit)	0	11	0
Amortization	(1)	(305)	(264)
Total recognized in AOCI	1,444	(3,003)	1,337
Total recognized in net periodic benefit cost and AOCI	$ 2,224	$ (2,000)	$ 2,286